First Sentier American Listed Infrastructure Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 86.4%	Shares	Value
Electric Utilities - 41.8%(a)
Alliant Energy Corp.	981	$54,603
American Electric Power Co., Inc.	1,587	155,717
Duke Energy Corp.	1,560	170,461
Entergy Corp.	74	8,582
Evergy, Inc.	1,465	84,970
Eversource Energy	2,359	153,123
Exelon Corp.	2,940	109,368
NextEra Energy, Inc.	3,496	267,059
PG&E Corp.	3,348	61,101
Southern Co.	2,181	182,157
Xcel Energy, Inc.	1,444	84,156
		1,331,297

Environmental & Facilities Services - 1.4%
GFL Environmental, Inc.	1,173	45,536

Gas Utilities - 3.4%
AltaGas Ltd.	1,300	30,997
UGI Corp.	3,190	79,048
		110,045

Highways & Railtracks - 0.9%
Atlas Arteria Ltd.	8,633	29,651

Independent Power Producers & Energy Traders - 1.6%
AES Corp.	2,836	50,452

Multi-Utilities - 4.8%
Dominion Energy, Inc.	2,833	151,452

Oil & Gas Storage & Transportation - 13.8%
Cheniere Energy, Inc.	872	159,262
DT Midstream, Inc.	416	31,350
Kinder Morgan, Inc.	7,816	165,152
Targa Resources Corp.	606	81,980
Williams Cos., Inc.	73	3,134
		440,878

Rail Transportation - 16.7%
CSX Corp.	1,600	56,160
Norfolk Southern Corp.	669	166,956
Union Pacific Corp.	1,246	307,425
		530,541

Renewable Electricity - 2.0%
Innergex Renewable Energy, Inc.	4,200	28,869
NextEra Energy Partners LP	1,316	33,624
		62,493
TOTAL COMMON STOCKS (Cost $2,498,572)		2,752,345

REAL ESTATE INVESTMENT TRUSTS - 12.4%
Telecom Tower REITs - 12.4%
American Tower Corp.	1,208	266,243
Crown Castle, Inc.	1,149	126,482
SBA Communications Corp.	10	2,196
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $344,561)		394,921

TOTAL INVESTMENTS - 98.8% (Cost $2,843,133)		3,147,266
Other Assets in Excess of Liabilities - 1.2%		37,423
TOTAL NET ASSETS - 100.0%		$3,184,689

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

First Sentier American Listed Infrastructure Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,722,694	$29,651	$–	$2,752,345
Real Estate Investment Trusts	394,921	–	–	394,921
Total Investments	$3,117,615	$29,651	$–	$3,147,266

Refer to the Schedule of Investments for further disaggregation of investment categories.